UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Perennial Investors, LLC
Address: 623 Fifth Avenue
         26th Floor
         New York, New York  10022

13F File Number:  28-11786

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Christopher J. Heintz
Title:     Manager
Phone:     212.251.3000

Signature, Place, and Date of Signing:

     Christopher J. Heintz     New York, New York     February 14, 2008


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     16

Form13F Information Table Value Total:     $137,989 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABX AIR INC                    COM              00080S101      739   176900 SH       SOLE                   176900
ALLEGHENY TECHNOLOGIES INC     COM              01741R102     9651   111700 SH       SOLE                   111700
ARGAN INC                      COM              04010E109     3560   266667 SH       SOLE                   266667
BROADRIDGE FINL SOLUTIONS IN   COM              11133T103     9062   418375 SH       SOLE                   418375
CARPENTER TECHNOLOGY CORP      COM              144285103     5624    75000 SH       SOLE                    75000
CNX GAS CORP                   COM              12618H309    13962   436986 SH       SOLE                   436986
COVIDIEN LTD                   COM              G2552X108    11783   267000 SH       SOLE                   267000
GAP INC DEL                    COM              364760108     7338   346300 SH       SOLE                   346300
GOODYEAR TIRE & RUBR CO        COM              382550101     7490   265400 SH       SOLE                   265400
HELIX ENERGY SOLUTIONS GRP I   COM              42330P107    11646   280624 SH       SOLE                   280624
KHD HUMBOLDT WEDAG INTL LTD    COM              482462108     8012   267236 SH       SOLE                   267236
MOLECULAR INSIGHT PHARM INC    COM              60852M104     5643   622826 SH       SOLE                   622826
NASDAQ STOCK MARKET INC        COM              631103108    12706   256734 SH       SOLE                   256734
NATIONAL FUEL GAS CO N J       COM              636180101    10834   232100 SH       SOLE                   232100
PHARMERICA CORP                COM              71714F104     8018   577631 SH       SOLE                   577631
UNION PAC CORP                 COM              907818108    11921    94900 SH       SOLE                    94900